Operating segment and geographic data - Concentration risk (Details) - Geographic concentration	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue | United States
Concentration risk
Concentration risk (as a percent)	20.00%	19.00%	20.00%
Revenue | China
Concentration risk
Concentration risk (as a percent)	15.00%	14.00%	14.00%
Revenue | Outside Switzerland | Minimum
Concentration risk
Concentration risk (as a percent)	98.00%	98.00%	98.00%
Property, plant and equipment, net | United States
Concentration risk
Concentration risk (as a percent)	16.00%	17.00%
Property, plant and equipment, net | Switzerland
Concentration risk
Concentration risk (as a percent)	15.00%	17.00%
Property, plant and equipment, net | Sweden
Concentration risk
Concentration risk (as a percent)	10.00%	10.00%